Other operating items	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Other operating items	Other operating items
Other operating items consist of the following:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Gain on disposals	3	—	7	—	2
Total other operating items	3	—	7	—	2